PROPERTY AND EQUIPMENT, NET - Property and equipment, held under capital leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	¥ 14,866,510	$ 2,155,442	¥ 11,183,652
Less: Accumulated depreciation	(5,548,663)	(804,482)	(4,206,943)
Property plant and equipment net excluding construction in progress	9,317,847	1,350,960	6,976,709
Construction-in-progress	2,770,348	401,663	3,239,407
Impairment	(123,697)	(17,934)	(123,697)
Property and equipment, net	11,964,498	1,734,689	10,092,419
Property
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	2,236,257	324,227	1,778,377
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	4,819,257	698,727	3,302,883
Computer and network equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	7,577,082	1,098,574	5,923,149
Optical Fibers
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	142,723	20,693	142,723
Office equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	87,093	12,627	32,561
Motor vehicles
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	¥ 4,098	$ 594	¥ 3,959